EMPLOYEE OPTION PLANS (Details 1) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 ILS	Jan. 31, 2009 ILS	Dec. 31, 2013 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2012 Magic Software Enterprises Ltd [Member] USD ($)	Dec. 31, 2011 Magic Software Enterprises Ltd [Member] USD ($)
Outstanding - Number of Options				1,157,385
Granted - Number of Options				85,000
Exercised - Number of Options				(528,627)
Forfeited - Number of Options				(10,648)
Outstanding - Number of Options		543,840		703,110	1,157,385
Exercisable - Number of Options				461,610
Vested and expected to vest - Number of Options				703,110
Outstanding - Weighted average exercise price				$ 2.74
Granted - Weighted average exercise price	$ 0.01	0.01	0.01	$ 6.00
Exercised - Weighted average exercise price				$ 2.73
Forfeited - Weighted average exercise price				$ 1.51
Outstanding - Weighted average exercise price				$ 3.16	$ 2.74
Exercisable - Weighted average exercise price				$ 2.36
Vested and expected to vest - Weighted average exercise price				$ 3.16
Outstanding - Weighted average remaining contractual term (in years)				6 years 8 months 5 days	5 years 10 months 13 days
Exercisable - Weighted average remaining contractual term (in years)				5 years 9 months 11 days
Vested and expected to vest - Weighted average remaining contractual term (in years)				6 years 8 months 5 days
Outstanding - Aggregate intrinsic value				$ 2,298
Outstanding - Aggregate intrinsic value				2,822	2,298
Exercisable - Aggregate intrinsic value				2,219	572	2,197
Vested and expected to vest - Aggregate intrinsic value				$ 2,822